Events after the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

43. Events after the reporting period

On January 3, 2023 the beneficiaries involved in the new Restricted Shares Plan 2023-2027 and Performance Shares Plan 2023-2027 received a letter that granted them the right obtain the transfer free of charge of a certain number of shares if the underlying conditions are met. The Restricted Shares Plan and the Performance Shares Plan were adopted by the Board of Directors on December 15, 2022, as sub-plans of the Long Term Incentive Plan.

The Restricted Shares Plan forms part of Stevanato Group’s long-term remuneration policy wherein Restricted Shares represent, for the first vesting period (January 2023 - December 2025), 50% of the same beneficiaries grant target pay opportunity, while Performance Shares represent 50% of the beneficiaries grant target pay opportunity. For the second vesting period (January 2024 - December 2026) and third vesting period (January 2025 - December 2027), the company will communicate to beneficiaries within the grant letter the mix of Performance and Restricted Shares.

The granting of awards under the Restricted Shares Plan, for each vesting period, is subject to and dependent on the satisfaction of the following presence condition: shares shall not vest unless, at the end of the presence period related to each installment -3 equal annual installments-, the relationship between the participant and the company is still in existence, unless otherwise agreed by the Chief Executive Officer. In particular, the presence period is differentiated in coherence with the vesting schedule and coincides with the period between the grant of rights date and each installment-vesting schedule.

The right to the award of Shares under the Performance Shares Plan, for each vesting period -3 years cliff vesting-, as a consequence of the relative right to receive the number of shares is subject to the positive outcome of the verification by the Board of Directors at the date of verification relating to two different performance targets which are independent of each other:

I. 50% of the target number of shares will vest if the Group achieves the targets in relation to the revenue growth performance criterion;

II. 50% of the target number of shares will vest if the Group achieves the targets in relation to the ROIC Performance Criterion;

The performance target level, minimum target, overachievement target and maximum target of each performance criterion, for each vesting period, were communicated to beneficiaries within the grant letter.

On January 17, 2023 and February 28, 2023, Stevanato Group entered into two term loan contracts, totaling EUR 130.0 million, to support production capacity expansion in U.S. and Italy. The first loan agreement was financed through BNP Paribas for EUR 70.0 million and the second loan for EUR 60.0 million was financed through Cassa Depositi e Prestiti. Both financing have five years tenor with two years of availability period to draw down, two years of pre-amortizing period and three years of amortizing period.

Both loans are “ESG-linked” with potential price improvement linked to the yearly successful achievement of two ESG KPIs.